SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2023
SEGMENT REPORTING
Schedule of Company's operating segment results

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Revenue:
Freight delivery	8,353,703	4,890,823	5,412,204	762,293
Supply chain management	1,820,239	1,852,153	1,857,429	261,613
Global	1,194,146	963,505	949,738	133,768
Others	172,447	116,859	106,393	14,985
Inter-segment*	(114,699)	(79,268)	(9,920)	(1,397)
Consolidated revenue	11,425,836	7,744,072	8,315,844	1,171,262
Gross (loss) profit:
Freight delivery	(262,303)	(226,659)	197,429	27,807
Supply chain management	73,272	110,257	158,162	22,276
Global	(64,656)	(164,680)	(184,970)	(26,052)
Others	54,299	17,524	79,816	11,242
Inter-segment*	—	—	—	—
Consolidated gross (loss) profit	(199,388)	(263,558)	250,437	35,273
(*)

The inter segment eliminations mainly consist of services provided by Freight delivery and Global segments to the Supply chain management services segment, for the years ended December 31, 2021, 2022 and 2023, respectively.

Schedule of revenues generated in domestic and overseas markets

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
PRC	10,231,981	6,827,165	7,369,331	1,037,948
Non-PRC	1,193,855	916,907	946,513	133,314
	11,425,836	7,744,072	8,315,844	1,171,262

Schedule of Group's revenue from contracts with customers disaggregated by the revenue recognition time

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Revenue recognized at point of time	335,787	282,165	505,440	71,190
Revenue recognized over time	11,090,049	7,461,907	7,810,404	1,100,072
	11,425,836	7,744,072	8,315,844	1,171,262